Basis of preparation - Additional Information (Detail) - Petrobras Distribuidora S. A.- B R [member] $ / shares in Units, $ in Millions	Jul. 25, 2019 USD ($) shares	Jul. 23, 2019 USD ($)	Jul. 23, 2019 R$ / shares shares	Jul. 23, 2019 $ / shares shares
Basis Of Preparation [line items]
Gain after taxes		$ 2,221
Gain before taxes		3,349
Gain on remeasurement		$ 1,780
Common Shares [member] | Events After Reporting Period [member]
Basis Of Preparation [line items]
Sale of shares | shares	43,687,500		349,500,000	349,500,000
Price per share | (per share)			R$ 24.5000	$ 6.5123
Offering amount	$ 2,561
Percentage of equity interest preserved	37.50%